Dividends	12 Months Ended
Dec. 31, 2022
Dividends [Abstract]
Dividends

30.	Dividends

(a)	For the year ended December 31, 2022, the interim dividends paid are as follows:

Dividend base date		Amount
March 31, 2022 (1 st Quarter)	Common stock ( ~~W~~ 400 per share)	~~W~~	206,277
	Convertible preferred stock ( ~~W~~ 400 per share)		6,993

		~~W~~	213,270

June 30, 2022 (2 nd Quarter)	Common stock ( ~~W~~ 400 per share)	~~W~~	205,171
	Convertible preferred stock ( ~~W~~ 400 per share)		6,993

		~~W~~	212,164

September 30, 2022 (3 rd Quarter)	Common stock ( ~~W~~ 400 per share)	~~W~~	205,171
	Convertible preferred stock ( ~~W~~ 400 per share)		6,993

		~~W~~	212,164

		~~W~~	637,598

(b)	Details of dividends recognized as distributions to stockholders for the years ended December 31, 2021 and 2022 are as follows:

	2021		2022(*1)

Common Stock:
Total number of shares issued and outstanding		516,599,554	508,784,869
Par value per share in won		5,000	5,000
Dividend per share in won		1,400	865
Dividends (*2)	~~W~~	723,230	440,093

Dividend rate per share		28.0%	17.3

Preferred Stock:
Total number of shares issued and outstanding		17,482,000	17,482,000
Par value per share in won		5,000	5,000
Dividend per share in won		1,400	865
Dividends	~~W~~	24,475	15,122

Dividend rate per share		28.0%	17.3

(*1)	The current dividend(plan) was decided on March 23, 2023. The amount of dividends was not recognized as a distribution to the owner during the period.
(*2)	Dividends on own shares held by the Group are excluded.

(c)	The details of dividends paid by the Group related to the preferred stock issued for the years ended December 31, 2021 and 2022 are as follows:

	2021
	Number of shares	Dividend per share (in won)	Total dividend paid	Issue price per share (in won)	Dividend rate per issue price (%)
Convertible preferred stock	17,482,000	1,960	34,265	42,900	4.57

	2022
	Number of shares	Dividend per share (in won)	Total dividend paid	Issue price per share (in won)	Dividend rate per issue price (%)
Convertible preferred stock	17,482,000	2,065	36,101	42,900	4.81

(d)	Dividends for hybrid bond is calculated as follows for the years ended December 31, 2021 and 2022:

	2021		2022

Amount of hybrid bond	~~W~~	3,347,700	4,212,700
Interest rate		2.88 ~ 5.88%	2.88 ~ 5.88

Dividends	~~W~~	116,388	156,277